Other information (Tables)	12 Months Ended
Dec. 31, 2014
Additional Financial Information Disclosure [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2014	2013
Due to related parties (note 4)	$6,788	$611
Accrued interest	20,723	22,273
Accounts payable and other accrued liabilities	37,697	42,750

	$65,208	$65,634

Schedule of Supplemental Cash Flow Information
(b)	Supplemental cash flow information:

	2014	2013	2012
Interest paid on debt	$91,450	$59,999	$64,123
Interest received	1,211	1,265	634
Undrawn credit facility fee paid	3,512	1,656	900
Non-cash transactions:
Long-term debt for vessels under construction	161,420	54,080	71,400
Dividends on Series A preferred shares	3,395	38,390	34,195
Dividend reinvestment	64,697	31,961	7,168
Loan repayment for vessels under construction	29,680	6,560	—
Arrangement and transaction fees (note 14)	6,753	3,342	1,141
Vessel reallocation (note 4)	11,533	—	—
Fair value of financial instruments	50,278	—	—
Capital contribution through loans to affiliate	15,000	—	—
Other long-term liabilities for vessels under construction	—	—	84,787
Acquisition of the Manager for shares, excluding cash received	—	—	82,607
Proceeds on sale of vessel	—	—	52,104